Acquisitions and Dispositions - (Schedule of Capital Expenditures and Significant Noncash Items Reported As Discontinued Operations) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Significant noncash items
Depreciation, depletion and amortization	$ 603	$ 600	$ 1,221	$ 1,202
Accrued capital expenditures			713	512
Enbridge | East Ohio Transaction
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Capital expenditures			215	192
Significant noncash items
Depreciation, depletion and amortization			71	65
Accrued capital expenditures			48	28
Enbridge | PSNC Transaction
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Capital expenditures			99	68
Significant noncash items
Depreciation, depletion and amortization			44	43
Accrued capital expenditures			19	16
Enbridge | Questar Gas Transaction
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Capital expenditures			177	210
Significant noncash items
Depreciation, depletion and amortization			86	81
Accrued capital expenditures			32	35
Tredegar Solar Fund I, LLC | Spruce Power | Other Sales
Significant noncash items
Depreciation, depletion and amortization			$ 2	$ 2